Equity Investments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity investments, net	$ 110,793	$ 106,118
Other
Schedule of Equity Method Investments [Line Items]
Equity investments, net	9,155	7,600
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments, net	$ 101,638	$ 98,518